Inventories	9 Months Ended
Sep. 30, 2019
Inventories
Inventories

7.   Inventories

At September 30, 2019 and December 31, 2018, inventories consisted of the following:

Inventories

in € THOUS

	September 30,	December 31,
	2019	2018

Finished goods	951,211	774,133
Health care supplies	418,057	391,593
Raw materials and purchased components	247,424	224,054
Work in process	104,398	77,023
Inventories	1,721,090	1,466,803